F/m Emerald Life Sciences Innovation ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Health Care - 98.7%
Biotechnology - 48.9%
ACADIA Pharmaceuticals, Inc. (a)	64,660	1,055,251
Akero Therapeutics, Inc. (a)	45,778	1,469,474
BioAge Labs, Inc. (a)	26,287	494,196
Biohaven Ltd. (a)	15,382	707,726
Bridgebio Pharma, Inc. (a)	80,162	2,171,589
Immunovant, Inc. (a)	20,573	580,159
Insmed, Inc. (a)	42,793	3,216,322
Intra-Cellular Therapies, Inc. (a)	36,920	3,162,198
Keros Therapeutics, Inc. (a)	17,061	985,102
Madrigal Pharmaceuticals, Inc. (a)	2,259	741,381
Novocure Ltd. (a)	15,466	309,939
Sarepta Therapeutics, Inc. (a)	16,924	2,256,646
Savara, Inc. (a)	81,343	273,312
Soleno Therapeutics, Inc. (a)	47,694	2,513,951
Spyre Therapeutics, Inc. (a)	48,806	1,387,554
Ultragenyx Pharmaceutical, Inc. (a)	42,004	2,000,650
WaVe Life Sciences Ltd. (a)	226,034	3,413,113
		26,738,563
Health Care Services - 9.6%
GeneDx Holdings Corp. (a)	7,469	585,495
RadNet, Inc. (a)	56,968	4,657,704
		5,243,199
Medical Equipment - 19.7%
Alphatec Holdings, Inc. (a)	123,305	1,292,236
AtriCure, Inc. (a)	18,970	685,955
Integer Holdings Corp. (a)	4,034	566,777
LivaNova PLC (a)	58,031	3,046,628
Merit Medical Systems, Inc. (a)	26,031	2,704,621
Orthofix Medical, Inc. (a)	26,400	515,592
Quanterix Corp. (a)	59,922	738,838
TransMedics Group, Inc. (a)	13,870	1,202,668
		10,753,315
Medical Services - 4.6%
NeoGenomics, Inc. (a)	141,574	2,510,107
		$–
Pharmaceuticals - 15.9%
Blueprint Medicines Corp. (a)	31,313	3,017,947
Collegium Pharmaceutical, Inc. (a)	73,163	2,231,472
Travere Therapeutics, Inc. (a)	111,158	2,090,882
United Therapeutics Corp. (a)	3,617	1,340,062
		8,680,363
Total Health Care		53,925,547
TOTAL COMMON STOCKS (Cost $33,258,595)		53,925,547

EXCHANGE TRADED FUNDS - 1.3%	Shares	Value
US Treasury 3 Month Bill ETF (b)	14,425	721,394
TOTAL EXCHANGE TRADED FUNDS (Cost $720,240)		721,394

TOTAL INVESTMENTS - 100.0% (Cost $33,978,835)		54,646,941
Liabilities in Excess of Other Assets - (0.0)% (c)		(9,825)
TOTAL NET ASSETS - 100.0%		$54,637,116
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Affiliated company as defined by the Investment Company Act of 1940.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

F/m Emerald Life Sciences Innovation ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$53,925,547	$–	$–	$53,925,547
Exchange Traded Funds	721,394	–	–	721,394
Total Investments	$54,646,941	$–	$–	$54,646,941

Refer to the Schedule of Investments for further disaggregation of investment categories.